Income Taxes (Components of Income Before Income Taxes and Current and Deferred Income Tax Expense) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Taxes [Line Items]
Income before income taxes	¥ 362,892	¥ 353,884	¥ 244,651
Income taxes:
Current	107,999	115,627	75,493
Deferred	(11,849)	(17,603)	7,188
Income taxes	96,150	98,024	82,681
Domestic Country
Income Taxes [Line Items]
Income before income taxes	241,474	276,149	135,131
Income taxes:
Current	75,556	80,225	47,687
Deferred	(6,552)	(7,453)	4,126
Income taxes	69,004	72,772	51,813
Foreign Country
Income Taxes [Line Items]
Income before income taxes	121,418	77,735	109,520
Income taxes:
Current	32,443	35,402	27,806
Deferred	(5,297)	(10,150)	3,062
Income taxes	¥ 27,146	¥ 25,252	¥ 30,868